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                              SPDR(R) SERIES TRUST
                               ONE LINCOLN STREET
                                 MAIL STOP 0326
                                BOSTON, MA 02111

May 1, 2009

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re: Post-Effective Amendment No. 40 to the Registration Statement Filed on Form N-1A under the Securities Act of 1933 (File Nos. 333-57793 and 811-08839)

Ladies and Gentlemen:

On behalf of SPDR(R) Series Trust (the "Trust), we hereby transmit for filing under the Securities Act of 1933 and the Investment Company Act of 1940, Post-Effective Amendment No. 40 ("PEA No. 40") to the Trust's Registration Statement on Form N-1A. The purpose of PEA No. 40 is to register one new series of the Trust, the SPDR(R) Wells Fargo Preferred Stock ETF.

Please contact the Trust's counsel, Joseph J. Yanoshik of Morgan, Lewis & Bockius LLP, at (202) 739-5676 with questions or comments.

Sincerely,


/s/ Ryan M. Louvar
-------------------------------------
Ryan M. Louvar
Secretary

Enclosures